Operating expenses	6 Months Ended
Jun. 30, 2023
Operating expenses
Operating expenses

4. Operating expenses

	Half year ended
	30 June	30 June
	2023	2022
Continuing operations	£m	£m
Salaries	1,252	1,103
Bonus awards	217	195
Temporary and contract costs	106	116
Social security costs	180	163
Pension costs	151	184
- defined benefit schemes	60	108
- defined contribution schemes	91	76
Other	99	47
Staff costs	2,005	1,808
Premises and equipment	570	534
Depreciation and amortisation (1)	469	413
Other administrative expenses	871	898
Administrative expenses	1,910	1,845
Operating expenses	3,915	3,653

(1)	Includes depreciation on right of use assets of £53 million (30 June 2022 - £58 million).